Note 55 - Other Information - Profit Attributable By Operating Segments (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		€ 5,324	€ 3,519	€ 3,475
Tax expense or income related to profit or loss from continuing operation (Income Statement)		(2,295)	(2,169)	(1,699)
OPERATING PROFIT BEFORE TAX		8,446	6,931	6,392
Banking Activity in Spain [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		1,522	1,374	912
Non Core Real estate in Spain [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		(78)	(490)	(595)
United States [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		735	486	459
Mexico [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		2,384	2,187	1,980
Turkey [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		569	826	599
South America [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		591	861	771
Rest Of Eurasia [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		93	125	151
Corporate Center and other adjustments [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		(494)	(1,848)	(801)
Subtotal [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		5,818	5,368	4,276
Total assets BBVA Group [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent		5,324	3,519	3,475
Non Assigned Income		0	0	0
Elimination Of Interim Income (between Segments)		0	0	0
Other Gains (Losses)	[1]	827	1,243	1,218
Tax expense or income related to profit or loss from continuing operation (Income Statement)		2,295	2,169	1,699
OPERATING PROFIT BEFORE TAX		€ 8,446	€ 6,931	€ 6,392

[1]	(*) Profit attributable to non-controlling interests.